SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement
Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Change in non-cash working capital
Decrease (increase) in accounts receivable	($7,468)	$1,372
Decrease (increase) in inventory	6,291	9,589
Decrease (increase) in prepaid expenses and current assets	(3,740)	(2,286)
Decrease (increase) in accounts payable and accrued liabilities	9,276	28,679
	$4,359	$37,354

Investing and financing non-cash transactions
Plant and equipment acquired financed through finance lease	$24,963	$15,864